Stock-Based Plans	12 Months Ended
Dec. 31, 2017
Stock-Based Plans
Stock-Based Plans

10.Stock-Based Plans

The company’s executive stock-based plans provide for grants of nonqualified or incentive stock options, restricted stock awards or units, stock appreciation rights and performance-based Value Driver Incentive (“VDI”) units. All executive stock-based plans are administered by the Organization and Compensation Committee of the Board of Directors (“Committee”) comprised of outside directors, none of whom are eligible to participate in the executive plans. Recorded compensation cost for stock-based payment arrangements, which is generally recognized on a straight-line basis, totaled $26 million, $28 million and $36 million for the years ended December 31, 2017, 2016 and 2015, respectively, net of recognized tax benefits of $16 million, $17 million and $21 million for the years ended 2017, 2016 and 2015, respectively.

The following table summarizes restricted stock, restricted stock unit and stock option activity:

	Restricted Stock or Restricted Stock Units		Stock Options
	Number	Weighted Average Grant Date Fair Value Per Share	Number	Weighted Average Exercise Price Per Share
Outstanding as of December 31, 2014	868,521	$66.35	3,173,008	$62.92

Granted	556,323	58.85	963,288	59.05
Expired or canceled	(30,484)	64.74	(118,356)	63.60
Vested/exercised	(456,052)	62.92	(46,414)	38.25

Outstanding as of December 31, 2015	938,308	$63.62	3,971,526	$62.25

Granted	553,415	46.50	662,001	46.07
Expired or canceled	(16,298)	54.26	(63,229)	50.25
Vested/exercised	(443,062)	64.55	(88,917)	41.13

Outstanding as of December 31, 2016	1,032,363	$54.19	4,481,381	$60.45

Granted	402,783	54.88	1,103,817	55.35
Expired or canceled	(48,005)	51.58	(285,434)	63.07
Vested/exercised	(453,677)	59.89	(229,808)	40.82

Outstanding as of December 31, 2017	933,464	$51.85	5,069,956	$60.08

Options exercisable as of December 31, 2017			3,323,462	$63.41

Remaining unvested options outstanding and expected to vest			1,694,099	$53.75

As of December 31, 2017, there was a maximum of 12,819,674 shares available for future grant under the company’s various stock-based plans. Shares available for future grant included shares which may be granted by the Committee as either stock options, on a share-for-share basis, or restricted stock awards, restricted stock units and VDI units on the basis of one share for each 3.0 available shares.

Restricted stock units and restricted shares issued under the plans provide that shares awarded may not be sold or otherwise transferred until service-based restrictions have lapsed and any performance objectives have been attained as established by the Committee. Restricted stock units are rights to receive shares subject to certain service and performance conditions as established by the Committee. Generally, upon termination of employment, restricted stock units and restricted shares which have not vested are forfeited. For the company’s executives, the restricted units granted in 2017, 2016 and 2015 generally vest ratably over three years. For the company’s directors, the restricted units and shares granted in 2017, 2016 and 2015 vest or vested on the first anniversary of the grant. For directors and certain executives, restricted stock units are subject to a post-vest holding period of three years. The fair value of restricted stock units and restricted shares represents the closing price of the company’s common stock on the date of grant discounted for the post-vest holding period, when applicable. For the years 2017, 2016 and 2015, recognized compensation expense of $21 million, $27 million and $31 million, respectively, is included in corporate general and administrative expense related to restricted stock awards and units. The fair value of restricted stock units and shares that vested during 2017, 2016 and 2015 was $25 million, $22 million and $26 million, respectively. The balance of unamortized restricted stock expense as of December 31, 2017 was $8 million, which is expected to be recognized over a weighted-average period of 1.1 years.

Option grant amounts and award dates are established by the Committee. The exercise price of options represents the closing price of the company’s common stock on the date of grant.  Options normally extend for 10 years and become exercisable over a vesting period determined by the Committee. The options granted in 2017, 2016 and 2015 vest ratably over three years. The aggregate intrinsic value, representing the difference between market value on the date of exercise and the option price, of stock options exercised during 2017, 2016 and 2015 was $2 million, $1 million and $1 million, respectively. The balance of unamortized stock option expense as of December 31, 2017 was $5 million, which is expected to be recognized over a weighted-average period of 1.2 years. Expense associated with stock options for the years ended December 31, 2017, 2016 and 2015, which is included in corporate general and administrative expense in the accompanying Consolidated Statement of Earnings, totaled $13 million, $10 million and $15 million, respectively.

The fair value of options on the grant date and the significant assumptions used in the Black-Scholes option-pricing model are as follows:

	December 31,
	2017	2016
Weighted average grant date fair value	$14.23	$12.55
Expected life of options (in years)	5.8	6.1
Risk-free interest rate	2.3%	1.6%
Expected volatility	27.8%	32.4%
Expected annual dividend per share	$0.84	$0.84

The computation of the expected volatility assumption used in the Black-Scholes calculations is based on a 50/50 blend of historical and implied volatility.

Information related to options outstanding as of December 31, 2017 is summarized below:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (In Years)	Weighted Average Exercise Price Per Share	Number Exercisable	Weighted Average Remaining Contractual Life (In Years)	Weighted Average Exercise Price Per Share
$30.46 - $35.00	76,750	1.2	$30.46	76,750	1.2	$30.46
$42.75 - $62.50	3,940,424	6.9	56.53	2,193,930	5.6	58.74
$68.36 - $80.12	1,052,782	4.6	75.54	1,052,782	4.6	75.54

	5,069,956	6.3	$60.08	3,323,462	5.2	$63.41

As of December 31, 2017, options outstanding and options exercisable had an aggregate intrinsic value of approximately $6 million and $4 million, respectively.

During 2017, 2016 and 2015, performance-based VDI units totaling 249,204; 296,052; and 430,970, respectively, were awarded to executives. These awards vest after a period of approximately three years and contain annual performance conditions for each of the three years of the vesting period. Beginning in 2016, the performance targets for each year were generally established in the first quarter of that year. Under ASC 718, performance-based awards are not deemed granted for accounting purposes until performance targets have been established. Accordingly, only one-third of the units awards in any given year are deemed to be granted each year of the three year vesting period. VDI awards granted during 2017 and 2016 are also subject to a post-vest holding period restriction for the period of three years. During 2017, units totaling 83,068 and 92,094 under the 2017 and 2016 VDI plans, respectively, were granted at weighted-average grant date fair values of $53.35 per share and $51.62 per share, respectively. The grant date fair value is determined by adjusting the closing price of the company’s common stock on the date of grant for the post-vest holding period discount and for the effect of the market condition, when applicable. For awards granted under the 2017 VDI plan, the number of units will be adjusted at the end of each performance period based on achievement of certain performance targets and market conditions, as defined in the VDI award agreement. For awards granted under the 2016 VDI plan, the number of units is adjusted at the end of each performance period based only on the achievement of certain performance targets, as defined in the VDI award agreement. Units granted under the 2017, 2016 and 2015 VDI plans can only be settled in company stock and are accounted for as equity awards in accordance with ASC 718. Compensation expense of $8 million, $8 million and $11 million related to stock-based VDI units is included in corporate general and administrative expense in 2017, 2016 and 2015, respectively. The balance of unamortized compensation expense associated with VDI units as of December 31, 2017 was $1 million, which is expected to be recognized over a weighted-average period of less than one year. During 2017, the company paid $26 million for fully vested VDI awards granted in 2014 that were settleable in cash.